INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule Of Qualifying Percentage Of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Loss Before Taxes
	Year ended December 31,
	2013	2012	2011

Domestic (Israel)	$13,859	$13,370	$12,004
Foreign	(276)	258	-

	$13,583	$13,628	$12,004

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2013	2012

Operating loss carryforward	$52,092	$43,297
Research and development credit	3,265	2,300
Accrued social benefits and other	182	136

Deferred tax asset before valuation allowance	55,539	45,733
Valuation allowance	(55,539)	(45,733)

Net deferred tax asset	$-	$-